Share-Based and Unit-Based Compensation - Summary of Activity under the 2021 Incentive Plan Related to Options (Details) - 2021 Incentive Plan shares in Thousands	3 Months Ended
May 31, 2021 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Number of Shares, Granted | shares	2,583
Number of Shares, Ending balance | shares	2,583
Share-based Compensation Arrangement by Sharebased Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Weighted Average Exercise Price Per Share, Granted | $ / shares	$ 9.86
Weighted Average Exercise Price Per Share, Ending balance | $ / shares	$ 9.86
Share-based Compensation Arrangement by Share-based Payment Award, Options, Additional Disclosures [Abstract]
Weighted Average Remaining Contractual Term (in years)	9 years 9 months 18 days